LSA PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)
LSA PROVISIONS
Long service award provisions		Rp 613		$ 56	Rp 758
Long Service Award Expense	Rp 255	Rp 237	Rp 152